Income taxes - Unrecognized deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 7,324	$ 63,960
Non-capital loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	7,324	49,299
Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 0	$ 14,661